LEASE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease
Operating lease term	3 years
Cash paid for operating leases	$ 127,096	$ 132,374	$ 147,970
Operating lease expense	122,815	8,835
Short term lease expenses	$ 3,225	$ 128,045	$ 147,970